Fair Value Measurements - Financial Assets and Liabilities at Fair Value (Details) - USD ($) $ in Millions	Apr. 02, 2023	Jan. 01, 2023	Jan. 02, 2022
Cash Flow Hedging
Financial assets and liabilities at fair value
Derivatives designated as cash flow hedges : Assets	$ 57	$ 68	$ 0
Derivatives designated as cash flow hedges : Liabilities	(26)	(54)	0
Net amount presented in Prepaid expenses and other receivables:	31	14	0
Level 1 | Cash Flow Hedging
Financial assets and liabilities at fair value
Derivatives designated as cash flow hedges : Assets	0	0	0
Derivatives designated as cash flow hedges : Liabilities	0	0	0
Net amount presented in Prepaid expenses and other receivables:	0	0	0
Level 2 | Cash Flow Hedging
Financial assets and liabilities at fair value
Derivatives designated as cash flow hedges : Assets	57	68	0
Derivatives designated as cash flow hedges : Liabilities	(26)	(54)	0
Net amount presented in Prepaid expenses and other receivables:	31	14	0
Level 3 | Cash Flow Hedging
Financial assets and liabilities at fair value
Derivatives designated as cash flow hedges : Assets	0	0	0
Derivatives designated as cash flow hedges : Liabilities	0	0	0
Net amount presented in Prepaid expenses and other receivables:	0	0	0
Forward foreign exchange contracts | Cash Flow Hedging
Financial assets and liabilities at fair value
Derivatives designated as cash flow hedges : Assets	57	39	0
Derivatives designated as cash flow hedges : Liabilities	(26)	(15)	0
Forward foreign exchange contracts | Level 1 | Cash Flow Hedging
Financial assets and liabilities at fair value
Derivatives designated as cash flow hedges : Assets	0	0	0
Derivatives designated as cash flow hedges : Liabilities	0	0	0
Forward foreign exchange contracts | Level 2 | Cash Flow Hedging
Financial assets and liabilities at fair value
Derivatives designated as cash flow hedges : Assets	57	39	0
Derivatives designated as cash flow hedges : Liabilities	(26)	(15)	0
Forward foreign exchange contracts | Level 3 | Cash Flow Hedging
Financial assets and liabilities at fair value
Derivatives designated as cash flow hedges : Assets	0	0	0
Derivatives designated as cash flow hedges : Liabilities	0	0	0
Interest rate swaps | Cash Flow Hedging
Financial assets and liabilities at fair value
Derivatives designated as cash flow hedges : Assets	0	29	0
Derivatives designated as cash flow hedges : Liabilities	0	(39)	0
Interest rate swaps | Level 1 | Cash Flow Hedging
Financial assets and liabilities at fair value
Derivatives designated as cash flow hedges : Assets	0	0	0
Derivatives designated as cash flow hedges : Liabilities	0	0	0
Interest rate swaps | Level 2 | Cash Flow Hedging
Financial assets and liabilities at fair value
Derivatives designated as cash flow hedges : Assets	0	29	0
Derivatives designated as cash flow hedges : Liabilities	0	(39)	0
Interest rate swaps | Level 3 | Cash Flow Hedging
Financial assets and liabilities at fair value
Derivatives designated as cash flow hedges : Assets	0	0	0
Derivatives designated as cash flow hedges : Liabilities	$ 0	0	0
Time deposits
Financial assets and liabilities at fair value
Cash and Cash Equivalents, Fair Value Disclosure		0	32
Time deposits | Level 1
Financial assets and liabilities at fair value
Cash and Cash Equivalents, Fair Value Disclosure		0	0
Time deposits | Level 2
Financial assets and liabilities at fair value
Cash and Cash Equivalents, Fair Value Disclosure		0	32
Time deposits | Level 3
Financial assets and liabilities at fair value
Cash and Cash Equivalents, Fair Value Disclosure		$ 0	$ 0